Trade and other payables (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	$ 434,974,163	$ 491,315,277
Trade and other payables, Non-current	88,596	20,945
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	352,122,659	420,602,049
Trade and other payables, Non-current	0	0
Notes Payable [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	9,515,145	1,043,743
Trade and other payables, Non-current	88,596	20,945
Trade An Other Current Payables [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	361,637,804	421,645,792
Trade and other payables, Non-current	88,596	20,945
Withholdings Payable [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	73,336,359	69,669,485
Trade and other payables, Non-current	0	0
Trade Accounts Payable Withholdings [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	73,336,359	69,669,485
Trade and other payables, Non-current	0	0
Total Trade An Other Current Payables [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	434,974,163	491,315,277
Trade and other payables, Non-current	$ 88,596	$ 20,945